Goodwill (Details) - Goodwill $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 14,541
Additions	40,059
Effects of foreign exchange	(930)
Balance at end of period	$ 53,670